VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—87.5%
Auto Manufacturers—1.7%
Ford Motor Co. 0.000%, 3/15/26	$ 11,015	$ 12,067
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	8,275	5,288
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	8,005	8,755
		26,110

Automotive Parts & Equipment—1.0%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	6,100	8,095
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	11,810	7,865
		15,960

Banks—1.7%
Barclays Bank plc 0.000%, 2/18/25	15,165	15,500
BofA Finance LLC 0.600%, 5/25/27	10,080	11,642
		27,142

Biotechnology—4.0%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	11,860	11,313
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	2,720	6,501
Bridgebio Pharma, Inc. 2.250%, 2/1/29	10,865	6,670
Insmed, Inc.
1.750%, 1/15/25	9,940	9,354
0.750%, 6/1/28	5,525	4,634
Ionis Pharmaceuticals, Inc. 144A 1.750%, 6/15/28(1)	9,140	9,149
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	14,885	16,101
		63,722

Chemicals—0.6%
Livent Corp. 4.125%, 7/15/25	3,150	10,083
Commercial Services—3.4%
Affirm Holdings, Inc. 0.000%, 11/15/26	19,555	14,434
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	11,745	9,550
Shift4 Payments, Inc.
0.000%, 12/15/25	4,330	4,702
0.500%, 8/1/27	17,435	15,378
	Par Value	Value

Commercial Services—continued
Stride, Inc. 1.125%, 9/1/27	$ 9,950	$ 9,514
		53,578

Computers—4.1%
CyberArk Software Ltd. 0.000%, 11/15/24	6,905	7,820
KBR, Inc. 2.500%, 11/1/23	1,835	4,694
Lumentum Holdings, Inc. 144A 1.500%, 12/15/29(1)	19,840	20,514
Parsons Corp. 0.250%, 8/15/25	13,105	14,999
Rapid7, Inc. 0.250%, 3/15/27	8,720	7,570
Zscaler, Inc. 0.125%, 7/1/25	7,765	9,050
		64,647

Electric Utilities—3.1%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	19,035	18,940
Southern Co. (The) 144A 3.875%, 12/15/25(1)	30,620	30,543
		49,483

Energy-Alternate Sources—1.8%
Array Technologies, Inc. 1.000%, 12/1/28	3,855	4,410
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	28,785	23,421
		27,831

Engineering & Construction—0.8%
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	11,540	12,382
Entertainment—4.6%
DraftKings Holdings, Inc. 0.000%, 3/15/28	15,795	11,783
IMAX Corp. 0.500%, 4/1/26	18,520	16,924
Live Nation Entertainment, Inc.
2.000%, 2/15/25	20,395	21,649
144A 3.125%, 1/15/29(1)	7,010	7,725
Vail Resorts, Inc. 0.000%, 1/1/26	15,245	13,616
		71,697

Financial Services—2.4%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	21,365	20,746
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	$ 14,020	$ 16,936
		37,682

Food & Beverage—0.4%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	5,460	5,505
Health Care REITs—1.5%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	23,040	23,213
Healthcare-Products—8.0%
Alphatec Holdings, Inc. 0.750%, 8/1/26	14,280	16,561
CONMED Corp. 2.250%, 6/15/27	17,025	19,000
Exact Sciences Corp.
0.375%, 3/15/27	33,410	35,895
0.375%, 3/1/28	4,235	4,333
Insulet Corp. 0.375%, 9/1/26	5,855	8,042
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	5,935	6,991
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	5,390	6,983
Natera, Inc. 2.250%, 5/1/27	9,040	13,045
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	12,800	14,567
		125,417

Internet—8.8%
Booking Holdings, Inc. 0.750%, 5/1/25	5,090	7,629
Palo Alto Networks, Inc. 0.375%, 6/1/25	16,260	41,845
Snap, Inc. 0.750%, 8/1/26	8,305	7,661
Uber Technologies, Inc. 0.000%, 12/15/25	10,635	9,699
Wayfair, Inc.
1.125%, 11/1/24	10,500	10,434
1.000%, 8/15/26	11,100	9,131
144A 3.250%, 9/15/27(1)	8,840	10,948
Zillow Group, Inc.
2.750%, 5/15/25	31,585	33,133
1.375%, 9/1/26	6,625	8,331
		138,811

Leisure Time—4.9%
Carnival Corp. 5.750%, 10/1/24	10,244	20,227
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd.
5.375%, 8/1/25	$ 3,190	$ 4,370
1.125%, 2/15/27	26,380	24,311
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	7,470	9,565
144A 6.000%, 8/15/25(1)	5,570	12,243
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	5,160	6,662
		77,378

Machinery-Diversified—0.7%
Middleby Corp. (The) 1.000%, 9/1/25	8,310	10,317
Media—3.3%
DISH Network Corp. 0.000%, 12/15/25	7,710	4,077
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	29,595	28,870
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	17,240	18,516
		51,463

Mining—0.9%
Lithium Americas Corp. 1.750%, 1/15/27	11,050	8,581
SSR Mining, Inc. 2.500%, 4/1/39	5,615	6,001
		14,582

Miscellaneous Manufacturing—1.3%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	19,490	20,747
Oil, Gas & Consumable Fuels—2.6%
EQT Corp. 1.750%, 5/1/26	5,010	14,095
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	12,725	14,191
Pioneer Natural Resources Co. 0.250%, 5/15/25	5,515	12,126
		40,412

Passenger Airlines—0.6%
American Airlines Group, Inc. 6.500%, 7/1/25	6,745	8,640
Pharmaceuticals—5.2%
Dexcom, Inc.
0.750%, 12/1/23	2,595	8,093
	Par Value	Value

Pharmaceuticals—continued
0.250%, 11/15/25	$ 40,475	$ 43,206
144A 0.375%, 5/15/28(1)	15,040	15,333
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	4,855	5,445
Revance Therapeutics, Inc. 1.750%, 2/15/27	9,515	10,029
		82,106

Retail—2.0%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	11,935	14,077
Shake Shack, Inc. 0.000%, 3/1/28	22,370	18,124
		32,201

Semiconductors—4.3%
Impinj, Inc. 1.125%, 5/15/27	4,855	5,249
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	7,730	7,807
Microchip Technology, Inc. 0.125%, 11/15/24	6,915	7,823
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	21,065	23,790
SMART Global Holdings, Inc. 2.000%, 2/1/29	2,005	3,008
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	5,175	5,747
Wolfspeed, Inc. 0.250%, 2/15/28	19,500	14,937
		68,361

Software—13.2%
Akamai Technologies, Inc. 0.125%, 5/1/25	13,925	14,856
Bentley Systems, Inc. 0.125%, 1/15/26	22,540	23,183
BILL Holdings, Inc. 0.000%, 12/1/25	13,730	14,355
Cerence, Inc. 144A 1.500%, 7/1/28(1)	13,205	13,232
Cloudflare, Inc. 0.000%, 8/15/26	9,745	8,269
Confluent, Inc. 0.000%, 1/15/27	7,185	5,966
Datadog, Inc. 0.125%, 6/15/25	13,560	16,828
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	16,455	17,261
HubSpot, Inc. 0.375%, 6/1/25	7,080	13,530
	Par Value	Value

Software—continued
MicroStrategy, Inc. 0.750%, 12/15/25	$ 10,805	$ 11,683
MongoDB, Inc. 0.250%, 1/15/26	7,525	14,967
Splunk, Inc.
1.125%, 9/15/25	10,430	10,430
1.125%, 6/15/27	13,940	12,023
Tyler Technologies, Inc. 0.250%, 3/15/26	21,885	22,542
Workiva, Inc. 1.125%, 8/15/26	6,065	8,520
		207,645

Telecommunications—0.6%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	9,215	9,543
Total Convertible Bonds and Notes (Identified Cost $1,302,688)		1,376,658

	Shares
Convertible Preferred Stocks—6.1%
Banks—2.3%
Wells Fargo & Co. Series L, 7.500%	31,730	36,553
Capital Markets—0.7%
KKR & Co., Inc. Series C, 6.000%	163,200	10,788
Electric Utilities—1.6%
NextEra Energy, Inc., 6.926%	330,590	14,972
PG&E Corp., 5.500%	63,725	9,528
		24,500

Machinery—1.5%
Chart Industries, Inc. Series B, 6.750%	198,655	12,940
RBC Bearings, Inc. Series A, 5.000%	107,575	11,403
		24,343

Total Convertible Preferred Stocks (Identified Cost $94,420)		96,184

See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Common Stocks—1.0%
Healthcare Equipment & Supplies—1.0%
Boston Scientific Corp.(2)	291,251	$ 15,754
Total Common Stocks (Identified Cost $13,262)		15,754

Equity-Linked Notes—1.4%
Financial Services—1.4%
Goldman Sachs Finance Corp.	24,255,000	22,735
Total Equity-Linked Notes (Identified Cost $24,759)		22,735

Total Long-Term Investments—96.0% (Identified Cost $1,435,129)		1,511,331

	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.988%)(3)	4,838,907	$ 4,839
Total Short-Term Investment (Identified Cost $4,839)		4,839

TOTAL INVESTMENTS—96.3% (Identified Cost $1,439,968)		$1,516,170
Other assets and liabilities, net—3.7%		58,061
NET ASSETS—100.0%		$1,574,231

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $477,589 or 30.3% of net assets.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Canada	2
Bermuda	2
Liberia	1
Panama	1
United Kingdom	1
Israel	1
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,376,658	$—	$1,376,658
Equity Securities:
Common Stocks	15,754	15,754	—
Convertible Preferred Stocks	96,184	96,184	—
Equity-Linked Notes	22,735	—	22,735
Money Market Mutual Fund	4,839	4,839	—
Total Investments	$1,516,170	$116,777	$1,399,393
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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